INTANGIBLE FIXED ASSETS	12 Months Ended
Dec. 31, 2023
INTANGIBLE FIXED ASSETS
INTANGIBLE FIXED ASSETS

18.INTANGIBLE FIXED ASSETS

		Digital		2023
	Goodwill	assets	Website	Total
Group	$’000	$’000	$’000	$’000
Cost
At 1 January 2023	96	5,722	873	6,691

Foreign Exchange Movements	16	334	19	369
Disposals	—	(727)	—	(727)
At 31 December 2023	112	5,329	892	6,333

Amortisation and impairment
At 1 January 2023	—	3,809	779	4,588
Foreign exchange movement	—	90	1	91
Fair value movement	—	654	—	654
Amortisation charged during the period	—	—	112	112
At 31 December 2023	—	4,553	892	5,445
Balance At 31 December 2023	112	776	—	888

		Digital		2022
	Goodwill	assets	Website	Total
Group	$’000	$’000	$’000	$’000
Cost
At 1 January 2022	96	6,394	873	7,364

Foreign Exchange movement	—	(274)	—	(274)
Additions	—	2,084	—	2,084
Disposals	—	(2,482)	—	(2,482)
At 31 December 2022	96	5,722	873	6,691

Amortisation and impairment
At 1 January 2022	—	146	543	689
Foreign exchange movement	—	(1,492)	(31)	(1,521)
Fair Value movement	—	5,155	—	5,155
Amortisation charged during the period	—	—	267	267
At 31 December 2022	—	3,809	779	4,588

Balance At 31 December 2022	96	1,913	94	2,103

Digital assets are cryptocurrencies not mined by the Group. The Group held crypto assets during the year, which are recorded at cost on the day of acquisition. Movements in fair value between acquisition (date mined) and disposal (date sold), and the movement in fair value in crypto assets held at the year end, impairment of the intangible assets and any increase in fair value are recorded in the fair value reserve.

The digital assets held below are held in Argo Labs (a division of the Group) as discussed above. The assets are all held in secure custodian wallets controlled by the Group team and not by individuals within the Argo Labs team. The assets detailed below are all accessible and liquid in nature.

		Fair value
Crypto asset name	Coins / tokens	$’000
Polkadot – DOT	16,554	135
Ethereum – ETH	4	10
USDC (stable coin – fixed to USD)	31,713	55
Other tokens, NFTs and other digital assets	N/A	576
As at 31 December 2023	—	776

		Fair value
Crypto asset name	Coins / tokens	$’000
Token Deals	N/A	931
Ethereum – ETH	518	626
Polkadot – DOT	32,964	142
Other tokens, NFTs and other digital assets	N/A	214
As at 31 December 2022		1,913